Investments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Impairment loss		$ 174,000
Investments	$ 452,642	$ 451,874	$ 625,940
Investment Impairment loss	$ 174,000